Contract Assets and Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Contract Assets and Receivables and Guarantee Receivables

The following table provides information about the Group's contract assets and receivables and guarantee receivables with its customers:

	As of December 31,
	2023	2024
	(RMB in thousands)
Short-term:
Contract assets	4,193,755	3,721,794
Allowance for credit losses of contract assets	(278,202)	(203,027)
Contract assets, net	3,915,553	3,518,767
Service fees receivable	616,617	956,827
Allowance for credit losses of service fees receivable	(56,400)	(149,057)
Service fees receivable, net	560,217	807,770
Guarantee receivables	1,738,745	1,179,026
Allowance for credit losses of guarantee receivables	(101,534)	(57,506)
Guarantee receivables, net	1,637,211	1,121,520
Long-term:
Contract assets	404,937	242,786
Allowance for credit losses of contract assets	(46,721)	(24,988)
Contract assets, net	358,216	217,798
Guarantee receivables	256,719	105,535
Allowance for credit losses of guarantee receivables	(15,117)	(5,931)
Guarantee receivables, net	241,602	99,604

Schedule of Activities in the Allowance for Credit Losses

The activities in the allowance for credit losses of contract assets and guarantee receivables for the years ended December 31, 2022, 2023 and 2024, respectively, consisted of the following:

	For the Year Ended December 31,
	2022	2023	2024
		(RMB in thousands)
Beginning balances	(247,301)	(269,592)	(497,974)
Provisions	(461,774)	(622,564)	(680,482)
Charge-offs	561,988	438,002	812,307
Recoveries from prior charge-offs	(122,505)	(43,820)	(74,360)
Ending balances	(269,592)	(497,974)	(440,509)